STOCKHOLDERS' EQUITY (Details) - Information with respect to outstanding warrants (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 13, 2013	Apr. 29, 2013	Apr. 19, 2013	Apr. 12, 2012
STOCKHOLDERS' EQUITY (Details) - Information with respect to outstanding warrants [Line Items]
Warrants, Exercise			$ 0.05			$ 0.10
Warants, Number Outstanding			11,045,655	11,045,655	22,091,310
Warrants Exercise Price $0.10 [Member]
STOCKHOLDERS' EQUITY (Details) - Information with respect to outstanding warrants [Line Items]
Warrants, Exercise	$ 0.10	$ 0.10
Warants, Number Outstanding	11,045,654	11,045,654
Warrants, Expiration Date	August 2016	August 2016